COMMITMENTS AND CONTINGENCIES - Additional Information - 5 Guarantees (Detail) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PHP	Oct. 31, 2013 USD ($)	Oct. 31, 2013 HKD	Dec. 31, 2014 USD ($) Agreement	Dec. 31, 2014 MOP Agreement
Commitments And Contingencies [Line Items]
Issuance of promissory note					$ 68,635	MOP 550,000,000
MCE Leisure [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond submitted	$ 2,241	PHP 100,000,000
City of Dreams [Member]
Commitments And Contingencies [Line Items]
Number of deeds of guarantee with third parties | Agreement					2	2
Amount entered with third parties in relation to guarantee	35,000				$ 35,000
Studio City [Member] | Trade Credit Facility [Member]
Commitments And Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations			$ 25,707	HKD 200,000,000
Credit facility utilized	$ 5,424				$ 5,424